Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The following tables present our revenue disaggregated by geographical areas (in thousands):

	Three Months Ended June 30, 2020
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$1,094	$—	$459	$—	$1,553
Boston, MA Area	3	808	—	291	—	1,099
Dallas / Ft. Worth Area	7	1,631	57	158	—	1,846
Houston, TX Area	3	1,165	11	43	—	1,219
Los Angeles, CA Metro Area	6	3,377	71	344	—	3,792
Miami, FL Metro Area	3	464	23	24	—	511
Minneapolis - St. Paul, MN - WI Area	4	356	16	171	—	543
Nashville, TN Area	1	172	14	153	—	339
New York / New Jersey Metro Area	7	2,961	14	290	—	3,265
Orlando, FL Area	3	637	1	83	—	721
Philadelphia, PA Area	3	964	113	18	—	1,095
San Diego, CA Area	2	647	1	68	—	716
San Francisco - Oakland, CA Metro Area	7	3,466	—	296	—	3,762
Tampa, FL Area	2	806	25	62	—	893
Washington D.C. - MD - VA Area	9	1,651	30	243	—	1,924
Other Areas	47	17,189	821	1,422	—	19,432
Orlando WorldQuest	—	51	—	28	—	79
Corporate	—	—	—	—	276	276
Total	116	$37,439	$1,197	$4,153	$276	$43,065

	Three Months Ended June 30, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$18,001	$4,607	$1,195	$—	$23,803
Boston, MA Area	3	18,880	2,272	1,002	—	22,154
Dallas / Ft. Worth Area	7	15,986	4,078	871	—	20,935
Houston, TX Area	3	6,939	2,131	219	—	9,289
Los Angeles, CA Metro Area	6	20,282	4,113	1,294	—	25,689
Miami, FL Metro Area	3	6,812	2,593	239	—	9,644
Minneapolis - St. Paul, MN - WI Area	4	9,197	2,293	1,318	—	12,808
Nashville, TN Area	1	14,539	6,272	523	—	21,334
New York / New Jersey Metro Area	7	27,391	7,598	685	—	35,674
Orlando, FL Area	3	7,597	512	413	—	8,522
Philadelphia, PA Area	3	7,037	1,010	197	—	8,244
San Diego, CA Area	2	4,734	257	273	—	5,264
San Francisco - Oakland, CA Metro Area	7	24,239	2,514	708	—	27,461
Tampa, FL Area	2	6,395	1,765	294	—	8,454
Washington D.C. - MD - VA Area	9	39,610	8,159	2,339	—	50,108
Other Areas	47	91,993	16,003	6,285	—	114,281
Orlando WorldQuest	—	1,018	37	298	—	1,353
Sold properties	5	7,602	1,084	322	—	9,008
Corporate	—	—	—	—	1,123	1,123
Total	121	$328,252	$67,298	$18,475	$1,123	$415,148

	Six Months Ended June 30, 2020
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$15,152	$4,059	$1,612	$—	$20,823
Boston, MA Area	3	7,596	995	1,524	—	10,115
Dallas / Ft. Worth Area	7	14,759	3,978	1,117	—	19,854
Houston, TX Area	3	6,271	2,302	231	—	8,804
Los Angeles, CA Metro Area	6	19,589	3,428	1,429	—	24,446
Miami, FL Metro Area	3	8,606	2,464	231	—	11,301
Minneapolis - St. Paul, MN - WI Area	4	4,926	1,275	761	—	6,962
Nashville, TN Area	1	9,710	5,114	1,041	—	15,865
New York / New Jersey Metro Area	7	17,296	3,417	1,390	—	22,103
Orlando, FL Area	3	7,550	428	761	—	8,739
Philadelphia, PA Area	3	4,651	801	179	—	5,631
San Diego, CA Area	2	3,991	248	306	—	4,545
San Francisco - Oakland, CA Metro Area	7	19,558	2,068	944	—	22,570
Tampa, FL Area	2	7,415	2,166	413	—	9,994
Washington D.C. - MD - VA Area	9	22,097	4,418	2,220	—	28,735
Other Areas	47	82,507	11,817	6,952	—	101,276
Orlando WorldQuest	—	1,082	25	375	—	1,482
Sold properties	1	490	144	15	—	649
Corporate	—	—	—	—	1,048	1,048
Total	117	$253,246	$49,147	$21,501	$1,048	$324,942

	Six Months Ended June 30, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$38,277	$9,650	$2,390	$—	$50,317
Boston, MA Area	3	28,350	3,873	1,814	—	34,037
Dallas / Ft. Worth Area	7	31,890	8,854	1,756	—	42,500
Houston, TX Area	3	13,580	4,692	418	—	18,690
Los Angeles, CA Metro Area	6	40,826	8,706	2,460	—	51,992
Miami, FL Metro Area	3	15,722	5,381	464	—	21,567
Minneapolis - St. Paul, MN - WI Area	4	15,566	3,915	2,111	—	21,592
Nashville, TN Area	1	26,621	11,470	1,220	—	39,311
New York / New Jersey Metro Area	7	46,268	12,304	1,451	—	60,023
Orlando, FL Area	3	16,583	1,048	873	—	18,504
Philadelphia, PA Area	3	11,704	1,803	353	—	13,860
San Diego, CA Area	2	9,063	659	492	—	10,214
San Francisco - Oakland, CA Metro Area	7	45,864	4,852	1,275	—	51,991
Tampa, FL Area	2	14,529	4,478	563	—	19,570
Washington D.C. - MD - VA Area	9	65,365	13,609	4,150	—	83,124
Other Areas	47	172,369	30,418	11,586	—	214,373
Orlando WorldQuest	—	2,204	52	691	—	2,947
Sold properties	5	13,852	2,595	612	—	17,059
Corporate	—	—	—	—	2,195	2,195
Total	121	$608,633	$128,359	$34,679	$2,195	$773,866

Revenue
For the years ended December 31, 2019, 2018, and 2017, we recorded $0, $2.6 million, and $0 of business interruption income for the Hilton St. Petersburg Bayfront and Key West Crowne Plaza related to a settlement for lost profits from the BP Deepwater Horizon oil spill in the Gulf of Mexico in 2010. In 2019, we recorded $172,000 of miscellaneous business interruption income. Business interruption income is included in “other” hotel revenue in our consolidated statements of operations.
Taxes specifically collected from customers and submitted to taxing authorities are not recorded in revenue. Interest income is recognized when earned.
The following tables present our revenue disaggregated by geographical areas (in thousands):

	Year Ended December 31, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$72,572	$18,878	$4,650	$—	$96,100
Boston, MA Area	3	61,222	7,943	3,773	—	72,938
Dallas / Ft. Worth Area	7	59,926	15,814	3,486	—	79,226
Houston, TX Area	3	26,038	9,208	809	—	36,055
Los Angeles, CA Metro Area	6	78,689	16,117	5,237	—	100,043
Miami, FL Metro Area	3	27,857	9,277	938	—	38,072
Minneapolis - St. Paul, MN - WI Area	4	32,073	7,997	3,727	—	43,797
Nashville, TN Area	1	51,628	22,356	2,356	—	76,340
New York / New Jersey Metro Area	7	98,961	24,239	3,461	—	126,661
Orlando, FL Area	3	30,400	1,865	1,737	—	34,002
Philadelphia, PA Area	3	24,469	3,903	723	—	29,095
San Diego, CA Area	2	17,838	1,395	1,015	—	20,248
San Francisco - Oakland, CA Metro Area	7	91,081	9,628	2,627	—	103,336
Tampa, FL Area	2	25,187	7,858	1,112	—	34,157
Washington D.C. - MD - VA Area	9	124,056	26,231	8,333	—	158,620
Other Areas	48	343,813	58,878	23,567	—	426,258
Orlando WorldQuest	—	4,066	102	1,333	—	5,501
Sold properties	4	15,111	2,228	769	—	18,108
Corporate	—	—	—	—	4,202	4,202
Total	121	$1,184,987	$243,917	$69,653	$4,202	$1,502,759

	Year Ended December 31, 2018
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$66,688	$17,060	$5,217	$—	$88,965
Boston, MA Area	3	60,232	7,725	3,468	—	71,425
Dallas / Ft. Worth Area	7	61,910	16,746	3,602	—	82,258
Houston, TX Area	3	26,783	9,214	854	—	36,851
Los Angeles, CA Metro Area	6	77,976	15,645	4,702	—	98,323
Miami, FL Metro Area	3	28,366	9,009	997	—	38,372
Minneapolis - St. Paul, MN - WI Area	4	36,138	9,618	4,602	—	50,358
Nashville, TN Area	1	50,120	13,116	1,783	—	65,019
New York / New Jersey Metro Area	6	74,441	23,029	2,899	—	100,369
Orlando, FL Area	3	28,966	1,570	1,325	—	31,861
Philadelphia, PA Area	3	24,385	4,534	869	—	29,788
San Diego, CA Area	2	18,392	1,075	971	—	20,438
San Francisco - Oakland, CA Metro Area	6	81,368	7,726	2,562	—	91,656
Tampa, FL Area	2	22,896	6,459	1,542	—	30,897
Washington D.C. - MD - VA Area	9	113,902	23,673	6,695	—	144,270
Other Areas	48	330,898	55,358	23,245	—	409,501
Orlando WorldQuest	—	4,429	130	1,188	—	5,747
Sold properties	7	26,797	2,624	1,261	—	30,682
Corporate	—	—	—	—	4,009	4,009
Total	122	$1,134,687	$224,311	$67,782	$4,009	$1,430,789

	Year ended December 31, 2017
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$67,463	$17,526	$4,979	$—	$89,968
Boston, MA Area	3	58,719	8,265	3,217	—	70,201
Dallas / Ft. Worth Area	7	61,086	16,887	3,258	—	81,231
Houston, TX Area	3	27,965	9,162	738	—	37,865
Los Angeles, CA Metro Area	6	77,224	15,503	4,592	—	97,319
Miami, FL Metro Area	3	28,833	9,057	992	—	38,882
Minneapolis - St. Paul, MN - WI Area	4	36,156	9,740	4,391	—	50,287
Nashville, TN Area	1	50,530	16,979	1,629	—	69,138
New York / New Jersey Metro Area	6	73,670	24,876	2,528	—	101,074
Orlando, FL Area	3	30,053	1,851	736	—	32,640
Philadelphia, PA Area	3	23,434	4,052	725	—	28,211
San Diego, CA Area	2	18,044	1,512	769	—	20,325
San Francisco - Oakland, CA Metro Area	6	77,713	8,073	2,033	—	87,819
Tampa, FL Area	3	23,775	6,699	760	—	31,234
Washington D.C. - MD - VA Area	9	111,928	23,896	5,094	—	140,918
Other Areas	48	327,697	54,716	18,822	—	401,235
Orlando WorldQuest	—	4,946	141	1,224	—	6,311
Sold properties	10	43,899	5,842	1,717	—	51,458
Corporate	—	—	—	—	3,154	3,154
Total	126	$1,143,135	$234,777	$58,204	$3,154	$1,439,270